Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 79.9%

California — 75.2%

County/City/Special District/School District — 17.8%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	$4,000	$4,131,240
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	165	191,385
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	200	237,588
5.00%, 09/02/44	115	135,059
5.00%, 09/02/48	115	134,356
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,980
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,631,355
6.50%, 05/01/42	1,860	1,990,870
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,750	3,349,032
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,934,700
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,440	2,599,674
County of Santa Clara California, GO, Refunding, Series C, 4.00%, 08/01/38	4,075	4,670,602
Mount San Antonio Community College District, GO, Refunding, Election of 2018, Series A, 5.00%, 08/01/44	8,000	10,074,800
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(b)	1,700	2,027,267
San Francisco Bay Area Rapid Transit District, GO:
Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	7,875	8,856,697
Green Bond, Election of 2004, Series F-1, 3.00%, 08/01/38	3,000	3,147,840

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	$1,625	$1,912,332
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,866,375
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	3,939,840

		59,838,992

Education — 5.8%
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(b)	2,500	2,550,700
California Municipal Finance Authority, Refunding RB, William Jessup University:
5.00%, 08/01/39	290	330,098
5.00%, 08/01/48	350	391,202
California Public Finance Authority, RB, Trinity Classical Academy Project, Series A, 5.00%, 07/01/54(a)	195	204,187
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,705,575
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,401,670
Real Journey Academies, Series A, 5.00%, 06/01/58(a)	1,465	1,526,281
Value Schools, 6.65%, 07/01/33	595	678,919
Value Schools, 6.90%, 07/01/43	1,330	1,505,879
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	2,000	2,381,140
University of California, Refunding RB, General, Series AZ, 5.00%, 05/15/43	4,000	4,918,840

		19,594,491

Health — 9.3%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,388,603
Sutter Health, Series B, 6.00%, 08/15/20(b)	7,530	7,821,034

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 11/15/46	$4,000	$4,744,680
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.50%, 12/01/58(a)	625	741,506
Sutter Health, Series A, 6.00%, 08/15/20(b)	7,110	7,384,802

		31,080,625

Housing — 1.8%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	2,365	2,623,589
California Housing Finance, RB, S/F Housing, Series A, 4.25%, 01/15/35	1	1,255
County of Santa Clara California Housing Authority, RB, M/F, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,503,325

		6,128,169

State — 7.3%
State of California, GO, Refunding:
Construction Bonds, 4.00%, 10/01/44	3,255	3,735,601
Various Purpose, 5.00%, 09/01/35	10,115	12,207,591
Various Purpose, 5.25%, 10/01/39	3,500	4,235,770
Various Purposes, 5.00%, 11/01/36	2,000	2,466,080
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,745,213

		24,390,255

Tobacco — 5.7%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	781,029
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	10,640	10,952,284
Series A-2, 5.00%, 06/01/47	325	334,539
Tobacco Securitization Authority of Southern California, Refunding RB:
5.00%, 06/01/48	1,440	1,658,707

Security	Par (000)	Value

Tobacco (continued)
Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	$4,320	$4,321,858
Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	1,105	1,106,425

		19,154,842

Transportation — 19.8%
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29	1,995	2,264,544
City & County of San Francisco Airports San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/40	5,335	6,488,961
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
5.00%, 05/01/42	6,050	7,088,301
2nd, 5.25%, 05/01/33	1,440	1,616,990
5.00%, 05/01/44	270	328,717
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,134,073
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,849,194
City of Los Angeles California Department of Airports, ARB, AMT:
Sub-Series A, 5.00%, 05/15/42	1,700	2,017,322
Subordinate, Series C, 5.00%, 05/15/38	1,500	1,806,840
Los Angeles International Airport, Series B, 5.00%, 05/15/36	2,865	3,366,404
Los Angeles International Airports, Series A, 5.25%, 05/15/38	1,670	2,061,047
Subordinate, Series C, 5.00%, 05/15/44	3,665	4,399,100
City of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/41	1,300	1,582,945
City of Los Angeles Department of Airports, ARB, Los Angeles International Airport, AMT, 4.00%, 05/15/44	5,000	5,584,450

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	$1,000	$1,056,150
5.75%, 03/01/34	1,000	1,057,580
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 6.25%, 03/01/34	1,400	1,485,470
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/37	3,000	3,634,020
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,290	9,823,484

		66,645,592

Utilities — 7.7%
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	3,440	4,130,270
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	5,650	6,978,824
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(b)	2,145	2,302,679
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,342,707
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	2,420	2,568,346
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,578,580

		25,901,406

Total Municipal Bonds in California		252,734,372

Puerto Rico — 4.7%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,689	1,742,001
Series A-1, 5.00%, 07/01/58	6,225	6,514,836
Series A-2, 4.33%, 07/01/40	1,696	1,718,421
Series A-2, 4.78%, 07/01/58	1,727	1,777,480

		11,752,738

Security	Par (000)	Value

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	$95	$96,482

Utilities — 1.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	2,185	2,289,705
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,740	1,757,957

		4,047,662

Total Municipal Bonds in Puerto Rico		15,896,882

Total Municipal Bonds — 79.9% (Cost — $254,046,099)		268,631,254

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 86.5%

County/City/Special District/School District — 33.8%
City & County of San Francisco California, COP, Green Bond, 49 South Van Ness Projects, Series A, 4.00%, 04/01/44	11,300	12,563,001
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,815,242
5.00%, 12/01/44	14,095	16,405,872
County of Santa Clara California Financing Authority, RB, Series A, 4.00%, 05/01/45	15,000	16,965,600
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,999,643
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(b)	15,520	16,581,723
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	12,369,200

		113,700,281

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 26.2%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	$9,775	$11,637,824
5.00%, 11/01/42(d)	13,430	16,275,414
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,876,340
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,899,035
Series AZ, 5.00%, 05/15/43(d)	12,000	14,756,520
Series I, 5.00%, 05/15/40	21,875	25,682,766

		88,127,899

Health — 13.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,985,500
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	30,851,059

		43,836,559

State — 4.1%
State of California, GO, Refunding, Various Purpose, Bid Group, 5.00%, 08/01/37	10,975	13,710,185

Transportation — 9.3%
City & County of San Francisco California Airports International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45	16,250	19,615,213

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	$10,045	$11,529,948

		31,145,161

		290,520,085

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 86.5% (Cost — $274,365,505)		290,520,085

Total Long-Term Investments — 166.4% (Cost — $528,411,604)		559,151,339

	Shares

Short-Term Securities — 2.8%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.71%(e)(f)	9,328,211	9,330,077

Total Short-Term Securities — 2.8% (Cost — $9,330,077)		9,330,077

Total Investments — 169.2% (Cost — $537,741,681)		568,481,416

Liabilities in Excess of Other Assets — (0.7)%		(2,233,217)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.0)%		(124,431,162)

VRDP Shares at Liquidation Value — (31.5)%		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$335,917,037

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 01, 2025 to May 15, 2026 is $13,368,410.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	9,328,211	9,328,211	$9,330,077	$5,873	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	62	12/19/19	$8,078	$6,288
Long U.S. Treasury Bond	78	12/19/19	12,587	56,809
5-Year U.S. Treasury Note	25	12/31/19	2,980	(5,954)

				$57,143

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$559,151,339	$—	$559,151,339
Short-Term Securities	9,330,077	—	—	9,330,077

	$9,330,077	$559,151,339	$—	$568,481,416

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$63,097	$—	$—	$63,097
Liabilities:
Interest rate contracts	(5,954)	—	—	(5,954)

	$57,143	$—	$—	$57,143

(a)	See above Schedule of Investments for values in each sector and state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(124,035,676)	$—	$(124,035,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(229,935,676)	$—	$(229,935,676)